Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	¥ 4,958,889	¥ 2,356,034
Provision	8,662,226	2,602,855	¥ 2,356,034
Ending balance	¥ 13,621,115	¥ 4,958,889	¥ 2,356,034